Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2018	2019	2020
Total number of telecommunications service providers	49	79	87
Number of service providers provided by 10% or more of the Group’s server and bandwidth service expenditure	3	2	3
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	57.8%	56.3%	62.3%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2019	2020
Distribution channel A	24.7%	24.5%